Other Assets And Liabilities (Tables)	12 Months Ended
Mar. 31, 2012
Other Assets And Liabilities [Abstract]
Schedule Of Other Assets And Liabilities

	2011	2012
	(in millions)
Other assets:
Accounts receivable:
Receivables from brokers, dealers and customers for securities transactions	¥885,842	¥2,028,601
Other	757,942	829,548
Investments in equity method investees	770,537	1,130,640
Non-interest-earning deposits with the Special Fund and the New Fund (Note 4)	362,695	204,956
Prepaid benefit cost (Note 13)	151,835	65,590
Cash collateral paid (Note 8)	766,617	1,334,968
Other	1,625,652	1,735,535

Total	¥5,321,120	¥7,329,838

Other liabilities:
Accounts payable:
Payables to brokers, dealers and customers for securities transactions	¥1,361,773	¥1,897,972
Other	900,446	1,064,692
Deferred tax liabilities	118,525	41,013
Allowance for off-balance sheet credit instruments	73,616	60,481
Accrued benefit cost (Note 13)	76,121	141,904
Guarantees and indemnifications	46,965	48,092
Cash collateral received (Note 8)	337,192	272,806
Accrued and other liabilities	1,927,343	2,025,671

Total	¥4,841,981	¥5,552,631

Summarized Financial Information Of Morgan Stanley

	2011	2012
	(in billions)
Financial instruments owned	¥25,620	¥22,884
Federal funds sold and securities purchased under agreements to resell	13,547	11,215
Securities borrowed	11,885	11,639
Total assets	69,529	64,193
Financial instruments sold, not yet purchased	11,331	10,765
Securities sold under agreements to repurchase and Securities loaned	13,045	8,821
Long-term debt	16,309	14,525
Total liabilities	63,999	58,391
Noncontrolling interests	692	680

	2010(1)	2011	2012
	(in billions)
Net revenues	¥2,216	¥2,561	¥2,517
Total non-interest expenses	1,772	2,164	2,084
Income from continuing operations before income tax expense	444	397	433
Net income applicable to Morgan Stanley	288	335	244

Note:

(1)	Summarized financial information for the 9 months period ended March 31, 2010 is presented, since the MUFG Group retroactively applied equity method accounting for the investment in Morgan Stanley's common stock since July 1, 2009. See Note 2 for more information.

Summarized Financial Information Of Equity Method Investees Other Than Morgan Stanley

	2011	2012
	(in billions)
Net loans	¥11,753	¥11,214
Total assets	18,448	17,657
Deposits	6,604	6,830
Total liabilities	14,172	13,973
Noncontrolling interests	164	140

	2010	2011	2012
	(in billions)
Total interest income	¥599	¥538	¥475
Total interest expense	134	109	98
Net interest income	465	429	377
Provision for credit losses	161	126	51
Income (loss) before income tax expense (benefit)	63	(83)	128
Net income (loss)	24	(118)	75